Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans, Defined Benefit
Service cost	$ 13,982	$ 14,863	$ 12,178
Interest cost	11,104	9,901	10,600
Expected return on assets	(5,402)	(4,998)	(4,727)
Amortization of prior service	(126)	(133)	(138)
Amortization of net loss	2,775	5,150	1,995
Settlement gains	74	(1,600)	(303)
Net periodic benefit cost	22,407	23,183	19,605
Other Postretirement Benefit Plans, Defined Benefit
Service cost	249	234	195
Interest cost	530	464	490
Expected return on assets	0	0	0
Amortization of prior service	1	2	0
Amortization of net loss	0	303	264
Settlement gains	0	0	0
Net periodic benefit cost	$ 780	$ 1,003	$ 949